Investment Strategy	Feb. 23, 2026
Nicholas Fixed Income Alternative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide income using short-term U.S. Treasury fixed income securities and a “defined risk option premium.” The Fund’s defined risk option premium strategy uses options on ETFs and securities indices across multiple asset classes (e.g., equities, commodities, fixed income). The Fund’s option positions will be comprised of vertical credit spreads and vertical debit spreads (described more below) that aim to capture a premium representing a combination of dividends and growth of the underlying assets.

Through the defined risk option premium strategy, two options transactions are paired together in order to create a “defined risk” trade that caps the maximum possible gains and losses from the outset. As described below, the maximum risk level of an individual option spread used by the Fund will generally vary from 1% to 3% depending on the time to expiration of the options.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Treasury fixed income securities. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Vertical Spread Strategy

As noted above, the Fund seeks to achieve its investment objective primarily by entering into options transactions that are either vertical credit spread transactions or vertical debit spread transactions.

Terms Explained:

●	“Vertical” means that the options purchased and written are in the same expiration cycle on the same underlying asset, but at different exercise (“strike”) prices.

In each vertical spread transaction, the Fund would simultaneously purchase and write (sell) put or call options on other ETFs or securities indices. In particular, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts.

Terms Explained:

●	A put is an option contract that gives the owner the right (but not the obligation) to sell a specified amount of an underlying asset at a set price within a specified time.

●	A call is an option contract that gives the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time.

●	Standardized exchange-traded options include standardized terms.

●	FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated).

To initiate a debit spread transaction, the Fund would buy an option closer to the money and sell another option further out-of-the-money. To initiate a credit spread transaction, the Fund would do the opposite — buy an option further from the money while selling another option closer to the money.

Terms Explained:

●	An “out of the money” call option has a strike price that is higher than the market price of the underlying asset.

●	An “out of the money” put option has a strike price that is lower than the market price of the underlying asset.

The Fund’s returns are primarily driven by the premiums received by the Fund when writing options (puts or calls) from purchasers seeking protection below a certain level of asset decline (through a put) or seeking participation in the asset price increase above a certain level (through a call). For credit spreads, the premiums of the put spreads sold (credit spread) have extrinsic value that includes any dividends paid between execution of the trade (i.e., the opening of the spread) and the expiration of the spreads. For debit spreads, buying a call spread with the long call near the money and short call out of the money creates a position that seeks to capture the potential upside of the underlying asset (growth).

Defined Risk Attributes

As noted above, the Fund’s use of vertical credit and debit spreads provides defined risk levels.

Defined Risk of Credit Spreads: For credit spreads, the risk of loss is the difference in strike prices between the two options in the spread. The Fund will enter into only those credit spreads with a 1% to 3% difference in strike prices.

Example: For credit spreads, the premiums of the put spreads sold have extrinsic value that includes the dividends paid between the execution of the trade (opening the spread) and the expiration of the spread. In particular, the maximum loss is calculated as follows: (A) 100, multiplied by (B) the number of spreads, multiplied by (C) the distance between the strike prices minus the premium received. Market losses to the Fund would occur if the underlying assets moved below the nearer to the money strike price. For example, if the Fund sold 10 credit put spreads on XYZ with strike prices of 100 (short leg) and 98 (long leg) for a .50 cent credit when XYZ is trading at 100. The maximum loss would be $1500 (i.e., 100*10*(2-0.5) = $1,500). This spread cannot lose more than $1,500. This loss would occur if XYZ traded from 100 to 98 and closed at or below 98 at expiration.

Defined Risk of Debit Spreads: For debit spreads, the maximum loss is the amount of premiums paid. Similarly, the Fund will enter into debit spreads only if the premiums paid to enter into such spreads is less than 3% of the notional value of the spread.

Portfolio Construction

The Fund will enter into particular debit spread transactions and/or credit spread transactions based upon the view of the Adviser and/or the Fund’s sub-adviser, Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”), of the transaction’s risk/return profile and its view of the underlying metrics. The Adviser’s and Sub-Adviser’s selection of option positions will be based on their outlook of the broader economic and market environments, the probability of success using option-based metrics, and the appropriateness of risk taken by the position within the Fund’s limits. For yield-focused ETFs, indices, and assets classes, the Adviser and Sub-Adviser generally will use the defined risk option premium strategy to seek to generate a return that mirrors the dividend of the underlying reference security. For non-yield-focused asset classes (e.g., gold), the Adviser and Sub-Adviser will decide based on their view of the economic and market environments. The Adviser and Sub-Adviser will then choose particular credit spread and/or debit spreads based on their view as to which offers the most advantageous risk/reward characteristics.

The Fund typically writes index put options and call options with weekly, monthly, and quarterly expirations. The Fund will generally have up to ten credit spreads at any given time, with up to 20% exposure to a single ETF or index credit spread (measured at the time of purchase). The Fund’s aggregate options value will generally represent between 1% to 10% of the Fund’s net assets.

The Fund’s assets will also be invested in Treasury Bills, cash and cash equivalents to, among other things, act as collateral for any margin requirements. Due to the nature of the Fund’s options strategy, the Fund’s Treasury Bills, cash and cash equivalent holdings may comprise 90% or more of the Fund’s net assets.

The Fund will limit the use of leverage by ensuring that the aggregate notional value of the underlying ETFs or indexes (as measured by the strike price of the options) of the put options sold will not exceed the Fund’s total net assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Treasury fixed income securities.
Nicholas Global Equity and Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate current income. The Fund’s strategy includes two components: (i) holding shares of unaffiliated passively managed ETFs that seek to provide exposure to a range of global equity securities (“Index ETFs”) and (ii) selling daily credit call spreads on equity securities or equity indices (“Call Spreads”). . The Fund may invest in individual securities (as described below) and may also hold U.S. Treasury securities. The Fund’s daily credit call spread strategy consists of selling a call option and simultaneously buying another call option at a higher strike price to generate options premiums.

The Fund’s investment approach is designed to generate options premiums by selling Call Spreads, which will be the primary driver of the Fund’s yield.

●	Global Equity Component: The Fund will typically invest in broad-based, passively managed Index ETFs that seek to track the performance of particular equity market indices. The indices may consist of U.S. market indices, indices concentrating on one or more developed and emerging markets outside of the U.S., or global indices (individually, an “Index,” and collectively, the “Indices”). The Fund may also invest in individual equity securities, including for the purpose of creating a representative sampling of individual securities that comprise a particular Index ETF, rather than investing directly in the Index ETF.

●

Call Spreads Component: The Fund’s Call Spreads will generally be based on U.S.-listed equity securities (including American Depositary Receipts (“ADRs”)) and/or U.S. Indices due to the improved liquidity and pricing of these reference assets as compared to equity securities of non-U.S. equity securities and/or non-U.S. Indices.

●	Put Spreads Component: The Fund’s Put Spreads (i.e., selling daily credit put spreads on equity securities or indices) will generally be based on U.S.-listed equity securities (including ADRs) and/or U.S. Indices due to the improved liquidity and pricing of these reference assets as compared to equity securities of non-U.S. equity securities and/or non-U.S. Indices.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Global Equity Component

The Fund’s Index ETF holdings (and representative samplings of individual securities) are designed to generally permit the Fund to participate in upside appreciation in global equity markets. However, this investment strategy also exposes the Fund to potential losses during downward movements in global equity markets.

Generally, the Fund will hold four to six Index ETFs (or representative samplings of four to six Index ETFs), approximately equally weighted. At least two of the Fund’s Index ETF holdings (or sets of representative samplings) will predominantly track the performance of foreign securities. If determined to be more cost-effective, rather than invest in one or more particular Index ETFs, the Fund may instead invest in a representative sampling of an Index ETF’s holdings (e.g., the top 10 to 15 individual companies then held by the relevant Index ETF).

If there are market or economic factors impacting any of one or more Index ETFs, the Adviser and/or the Fund’s sub-adviser, Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”), may decide to increase or decrease the Fund’s allocation to the impacted Index ETFs (or individual securities holdings when applicable). For example, if a particular global market shows strong momentum, the Adviser and/or Sub-Adviser may increase the allocation to that market. If interest rates were spiking, the allocation to another Index ETF might be reduced if it is more sensitive to rate changes. In the case of a geopolitical event, exposure to a certain Index ETF (or representative sampling) may be reduced if it is more sensitive to external factors.

The Fund may also invest in the equity securities of individual companies. The Sub-Adviser selects these investments based on its outlook of the broader economic and market environments and how it expects those conditions will impact earnings and revenue growth for a particular company, sector, or region. The Sub-Adviser considers a broad global investment universe, including domestic U.S. and non-U.S. equity securities, including common stocks and depositary receipts (including American Depositary Receipts (“ADRs”)). Each company is evaluated for valuation, growth, quality and sentiment, including, among other factors, price momentum and trading volume. The Fund may invest across all market capitalizations and may invest in emerging markets companies.

The Fund’s overall portfolio allocation will include an allocation to one or more Index ETFs and/or individual securities holdings that, in the aggregate, hold both U.S. and foreign securities.

Dividends paid by the Fund’s Index ETF holdings (and any individual security holdings) will contribute to the Fund’s income generation.

Call Spreads Component

The Fund will sell Call Spreads on one or more Indices and/or equity securities of individual companies to generate options premiums. The Fund expects to primarily sell Call Spreads on U.S. Indices and/or U.S. listed equity securities (including ADRs).

The Fund will focus on options with expirations of one month or less. This involves selling call options at a strike price at or near the money and buying call options above that strike price.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Indices’ or equity securities’ value. That is, if a particular Index’s or equity security’s value increases, the Fund will miss out on the portion of the gain up to the strike price of the purchased call option; however, the Fund will participate in gains beyond the strike price of the purchased call option.

Note that a missed gain on an Index or equity security increasing in value may exceed the value of options premiums received on the spread transaction. The Fund’s Call Spreads strategy is most likely to generate net options premiums when the reference Index or equity security is flat or decreasing.

Put Spreads Component

The Fund will sell Put Spreads one or more Indices and/or equity securities of individual companies to generate options premiums. The Fund expects to primarily sell Put Spreads on U.S. Indices and/or U.S. listed stocks (including ADRs).

The Fund will focus on options with expirations of one month or less. This involves selling put options at a strike price at or near the money and buying put options below that strike price. The Fund’s Put Spreads strategy is most likely to generate net options premiums when the reference Index or equity security is flat or increasing.

Treasuries

The Fund will also hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Call Spreads Component and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate weekly distributions, which is not dependent on the value of a particular Index, Indices or individual securities.
●	The Fund seeks to participate in some of the potential gains experienced by increases in the value of (i) the Indices in which it then-currently invests via Index ETFs, and/or (ii) individual securities held by the Fund.
●	Due to the nature of the Fund’s Call Spreads Component, the Fund will often not participate in a portion of the gains of an Index or individual security holdings and will instead generate options premiums.

That is, although the Fund will not fully participate in gains in the value of an Index or individual security, the Fund’s portfolio is designed to generate options premiums and benefit if its Index ETF holdings (and any individual security holdings) appreciate in value.

An investment in the Fund is not an investment in any Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if an Index or security in which it then-invests loses value, which may not be offset by the options premiums received by the Fund.

The Fund’s Use of Option Contracts

The Fund’s approach to option contracts entails selling daily Call Spreads. The Fund will earn net options premiums, with an opportunity to gain from the time decay of options.

Fund Portfolio

The Fund’s portfolio is comprised mainly of:

●	Shares of four to six passively-managed equity ETFs (or representative samplings of such ETFs) that track an Index.
●	Individual equity securities.
●	Sold call option contracts on U.S. Indices and/or individual equity securities, in each case, generally at or near the money.
●	Bought call options contracts, on U.S. Indices and/or individual equity securities, in each case, with strike prices above the strike prices of the sold options.
●	Limited holdings of U.S. Treasury Securities and Cash (typically, less than 10% of Fund assets) for collateral and income generation.

Nicholas Global Equity and Income ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of an Index)	Investment Terms	Expected Target Maturity
Index ETF shares	N/A	N/A
Shares of Individual Companies	N/A	N/A
Sold call option contracts

“at (or near)-the money” (i.e., the strike price is equal to or near the then-current price of the reference asset at the time of sale)

Sold call option contracts provide inverse exposure (i.e., when selling a call option, the Fund benefits if the reference asset goes down) to the full extent of any increases in the value experienced by the reference asset minus the premium received. While the positions will offset in terms of the reference assets, the notional values may not always fully offset.

Typically, 1 day, but may extend to one-week expiration dates
Bought call option contracts

“out-the-money” (i.e., the strike price is above the then-current price of a reference asset at the time of sale).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the reference asset above the option’s strike price.

Typically, 1 day, but may extend to one-week expiration dates
U.S Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will also generate income. The Fund will generally hold US Treasuries to maturity.	6-month to 2-year maturities at the time of purchase.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy may result in high portfolio turnover.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide exposure to global equity securities and/or that generate income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide exposure to global equity securities and/or that generate income.